Income Taxes (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized Tax Benefit [Line Items]
Balance at beginning of year	$ 1,335	$ 788	$ 483
Increase related to prior year tax positions	0	292	368
Decrease related to prior year tax positions	(292)	0	0
Increase related to current year tax positions	0	630	0
Settlements	0	(368)	0
Lapse of statute of limitations	(2)	(7)	(63)
Effect of exchange rate change	11	0	0
Balance at end of year	$ 1,052	$ 1,335	$ 788